Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Impairments	$ 0
Aggregate intangible amortization expense charged to comprehensive income (loss)	$ 6,100,000	$ 6,100,000